Benefit Plans - Plan Assets and Benefit Obligation Activity (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Change in fair value of plan assets
Fair value at beginning of measurement period	$ 117,768	$ 152,739	$ 117,768
Actual return on plan assets		15,511	31,518
Company contributions	12,638	0	12,638
Benefits paid		(7,652)	(9,185)
Fair value at end of measurement period		160,598	152,739	117,768
Change in benefit obligation
Projected benefit obligation at beginning of measurement period	97,653	89,179	97,653
Service cost		4,331	4,817	4,271
Interest cost		4,577	4,223	4,048
Actuarial (gains) loss		18,893	(8,329)
Benefits paid		(7,652)	(9,185)
Projected benefit obligation at the end of measurement period		109,328	89,179	97,653
Funded status at end of year (fair value of plan assets less benefit obligation)		$ 51,270	$ 63,560